Income Taxes - Summary of Loss Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Non-PRC	¥ (61,423)	$ (9,414)	¥ (18,294)	¥ (24,348)
PRC	(30,412)	(4,661)	(28,946)	(56,039)
Loss before income taxes	¥ (91,835)	$ (14,075)	¥ (47,240)	¥ (80,387)